Basis of Presentation and Nature of Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2013 acre	Nov. 30, 2012 acre	Jul. 31, 2012
Segment Reporting Information [Line Items]
Acres of land owned by the company		11,900	11,900
Additional net sales	$ 27.8
Acquisition, purchase price				550
Business Acquisition date, Rocketdyne Business		Jun. 14, 2013
Expenses incurred in acquisition		11.8	11.6
June 14, 2013 [Member]
Segment Reporting Information [Line Items]
Aggregate consideration, paid in cash		411
Decrease in initial purchase price		$ 55
Expected future acquisition of ownership interest percentage		50.00%